Organization and Principal Activities - Schedule of Major Subsidiaries (Details)	6 Months Ended
Jun. 30, 2026
Sun Car Online Insurance Agency Co., Ltd. (“SUNCAR Online”) [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Dec. 05, 2007	[1]
Place of Incorporation	PRC	[1]
Percentage of Effective Ownership	50.97%	[1]
Principal Activities	Auto Insurance service	[1]
hanghai Zanxing Data Technology Co., Ltd. (“Shanghai Zanxing”) [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Jun. 11, 2009	[2]
Place of Incorporation	PRC	[2]
Percentage of Effective Ownership	100.00%	[2]
Principal Activities	Technology services	[2]
Shanghai Xuanbei Automobile Service Co., Limited (“Shanghai Xuanbei”) [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Apr. 26, 2018
Place of Incorporation	PRC
Percentage of Effective Ownership	100.00%
Principal Activities	Auto service
Shanghai Shengshi Dalian Automobile Service Co., Limited (“Shengda Automobile”) [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Jun. 08, 2013
Place of Incorporation	PRC
Percentage of Effective Ownership	84.54%
Principal Activities	Auto service
Haiyan Trading (Shanghai) Co., Limited (“Haiyan”) [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Nov. 22, 2012
Place of Incorporation	PRC
Percentage of Effective Ownership	100.00%
Principal Activities	Holding company

[1]	On July 18, 2025, the People’s Court of Songjiang District, Shanghai, issued a judgment to revoke, within the amount of the creditor’s rights confirmed in the civil mediation agreement in favor of the plaintiff, Shanghai Yongyuan Venture Capital Partnership (Limited Partnership) (“Yongyuan”), the equity transfer of SunCar Online by the defendant, Zhejiang Shengling Automotive Service Co., Ltd. (formerly known as Shengda Automobile Service Group Co. Limited, or “Shengda Group”), to Shanghai Zanxing, and ordered the restoration of the equity ownership. Shanghai Zanxing subsequently filed an appeal against the judgment. On October 31, 2025, the People’s Court upheld the original judgement. Considering the amount of Yongyuan’s claim against Shengda Group, Shanghai Zanxing’s equity interest in SunCar Online was reduced from 55.34% to 47.92% as of June 30, 2026. According to concerted action arrangements between Shanghai Zanxing and other shareholders, which still collectively hold an aggregate equity interest of 50.97% in SunCar Online, the Group believes that the outcome of this dispute will not affect Shanghai Zanxing’s effective control over SunCar Online. As of the issuance date of the unaudited condensed consolidated financial statements, the judgment has not yet been enforced.
[2]	Shanghai Feiyou Trading Co., Ltd. changed its legal name to Shanghai Zanxing Data Technology Co., Ltd., effective January 14, 2026.